Stock-Based Compensation (Tables) - HubPages, Inc. [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Schedule of Fair Value of Stock Options Granted

The initial fair value of each stock option award outstanding at June 30, 2018 was calculated using the Black-Scholes option-pricing model utilizing the following assumptions:

Risk-free interest rate	0.81% to 2.70%
Expected dividend yield	0%
Expected volatility	52.00%
Expected life	5.5 to 6.1 years

The following schedule reflects the weighted-average assumptions included in this model as it relates to the valuation of options granted for the year ended December 31, 2017:

Expected dividends	0.0%
Expected term (years)	6.0 years
Expected volatility	52.0%
Risk-free rate	2.12%
Exercise price	$0.044
Grant date fair value of options granted	$0.044

Summary of Stock Option Activity

A summary of stock option activity during the six months ended June 30, 2018 is as follows:

			Weighted
			Average
		Weighted	Remaining
	Number	Average	Contractual
	of	Exercise	Life
	Shares	Price	(in Years)

Stock options outstanding at January 1, 2018	7,663,220	$0.057
Granted	-	-
Exercised	(18,000)	0.140
Forfeited	-	-
Expired	-	-
Stock options outstanding at June 30, 2018	7,645,220	0.057	8.55

Stock options exercisable at June 30, 2018	2,375,868	0.076	7.26

The following table summarizes information about stock option activity:

	Outstanding Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term in Years

Balance, January 1, 2016	1,393,854	$0.120
Forfeited	(48,854)	$0.109

Balance, December 31, 2016	1,345,000	$0.120	4.59
Granted	6,318,220	$0.044

Balance, December 31, 2017	7,663,220	$0.057	9.05

Exercisable, December 31, 2017	3,218,256	$0.076	7.76

Nonvested, December 31, 2017	4,444,964	$0.044	9.99